Fees Summary	Mar. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,628,000.00
Previously Paid Amount	0.00
Total Fee Amount	639.13
Total Offset Amount	0.00
Net Fee	$ 639.13
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A